Main items related to operating activities - Operating expenses, research and development costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Main items related to operating activities
Purchases, net of inventory variation	$ (116,740)	$ (127,664)	$ (143,041)
Exploration costs	(419)	(999)	(573)
Other operating expenses	(30,914)	(29,860)	(30,419)
Other operating expenses, Non-current operating liabilities (allowances) reversals	660	870	821
Other operating expenses, Current operating liabilities (allowances) reversals	15	(60)	(92)
OPERATING EXPENSES	(148,073)	(158,523)	(174,033)
Research and development costs	$ 810	$ 805	$ 774
Research and development costs as a percentage of sales	0.40%
Number of staff dedicated to research and development activities | employee	3,778	3,715	3,687